Risk Management_Capital Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives policies and processes for managing capital [Abstract]
Minimum common equity tier one ratio	7.13%	6.25%
Minimum tier one ratio	8.63%	7.75%
Minimum total regulatory capital ratio	10.63%	9.75%
Summary of quantitative data about what entity manages as capital	the Group is required to meet the following new minimum requirements: Common Equity Tier 1 capital ratio of 6.25% and 7.13%, a Tier 1 capital ratio of 7.75% and 8.63% and a minimum total capital ratio of 9.75% and 10.63% as of December 31, 2017 and 2018, respectively.	the Group is required to meet the following new minimum requirements: Common Equity Tier 1 capital ratio of 6.25% and 7.13%, a Tier 1 capital ratio of 7.75% and 8.63% and a minimum total capital ratio of 9.75% and 10.63% as of December 31, 2017 and 2018, respectively.
Qualitative information about entitys objectives policies and processes for managing capital	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel published by Basel III Committee on Banking Supervision in Bank for International Settlement in 2010 and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium - risk weighted assets) based on the consolidated financial statements of the Group.	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel published by Basel III Committee on Banking Supervision in Bank for International Settlement in 2010 and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium - risk weighted assets) based on the consolidated financial statements of the Group.
Tier one risk based capital [Abstract]
Tier 1 capital	₩ 17,275,539	₩ 16,074,987
Other Tier 1 capital	3,147,680	3,041,664
Tier 2 capital	3,827,573	3,486,555
Total risk adjusted capital	24,250,792	22,603,206
Risk weighted assets for credit risk	142,626,069	134,767,711
Risk weighted assets for market risk	2,372,451	2,316,938
Risk weighted assets for operational risk	9,972,430	9,677,559
Total risk weighted assets	₩ 154,970,950	₩ 146,762,208
Common Equity Tier 1 ratio	11.15%	10.95%
Tier 1 capital ratio	13.18%	13.03%
Total capital ratio	15.65%	15.40%